Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Computer software with net values	¥ 40	¥ 90
Depreciation expenses	¥ 3,300	¥ 3,200	¥ 3,500